Goodwill - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Dec. 31, 2011 Turret Steel	Dec. 09, 2011 Turret Steel	Dec. 31, 2011 SFI Gray	Dec. 31, 2012 Acofran
Goodwill [Line Items]
Goodwill related to the acquisition				$ 25.1		$ 0.2
Goodwill deductible for income tax purpose			7.9
Purchase price adjustment					0.4
Goodwill impairment charge	$ 1.5	$ 1.5